Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S1+ from Standard & Poor's Ratings Services (S&P), which is current as of January 29, 2002. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S1+ rating to bond funds that possess "low sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S1+ rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within one to three years. Within this category, certain funds are designated with a plus sign (+). This indicates the fund's extremely low sensitivity to changing market conditions. These funds possess an aggregate level of volatility that is less than or equal to that of a portfolio comprised of the highest quality fixed-income instruments with an average maturity of one year or less. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/ratingscriteria/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

This material is to be used only when preceded or accompanied by a current fund prospectus. Call your representative.

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--74.3%
		Federal Home Loan Bank--3.7%
$10,000,000		2.520%, 11/1/2002	$10,003,300
7,500,000		6.750%, 2/1/2002 - 5/1/2002	7,561,695

		TOTAL	17,564,995

		Federal Home Loan Bank, Discount Notes--2.1%[1]
10,000,000		2.020%, 2/1/2002	10,002,700

		Federal Home Loan Bank, Floating Rate Notes--7.0%[2]
2,000,000		1.570%, 4/21/2002	1,999,960
20,000,000		1.598%, 2/21/2002	20,009,560
5,000,000		1.624% 2/20/2002	5,001,350
5,000,000		1.700%, 3/17/2002	5,001,060
1,000,000		1.720%, 3/13/2002	1,000,214

		TOTAL	33,012,144

		Federal Home Loan Mortgage Corp.--3.0%
10,000,000		4.455%, 3/28/2002	10,037,700
2,000,000		5.500%, 5/15/2002	2,019,680
2,000,000		6.250%, 10/15/2002	2,055,560

		TOTAL	14,112,940

		Federal Home Loan Mortgage Corp., ARM--7.6%
7,599,271		6.457%, 9/1/2028	7,812,962
13,062,420		6.809%, 9/1/2025	13,524,699
9,253,567		6.948%, 7/1/2027	9,508,040
4,992,126		7.054%, 2/1/2029	5,096,661

		TOTAL	35,942,362

		Federal Home Loan Mortgage Corp., Discount Notes--1.1%[1]
5,000,000		1.889% - 4.310%, 2/14/2002 - 7/18/2002	4,989,150

		Federal Home Loan Mortgage Corp. REMIC--12.6%
16,990,244		Series 2333-FJ, 2.220%, 6/15/2026	17,076,899
7,030,257		Series 2288-F, 2.246%, 6/15/2029	7,023,086
4,679,049		Series 2320-FA, 2.270%, 5/15/2016	4,685,155
Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp. REMIC--continued
$8,372,406		Series 2299-FB, 2.320%, 12/15/2028	$8,402,170
1,214,654		Series 1611-QC, 2.575%, 11/15/2023	1,221,870
3,000,000		Series 1640-FA, 2.675%, 12/15/2008	3,041,340
227,316		Series 1559-WE, 2.675%, 8/15/2023	227,716
2,089,560		Series 1542-H, 6.500%, 10/15/2020	2,132,730
10,931,290		Series 2060-A, 6.500%, 2/15/2024	11,327,440
3,026,331		Series 2074-A, 6.500%, 7/15/2024	3,078,959
20,295		Series 1468-G, 7.000%, 6/15/2018	20,288
1,237,875		Series 35-PG, 7.500%, 10/17/2020	1,244,943

		TOTAL	59,482,596

		Federal National Mortgage Association--2.6%
2,000,000		5.000%, 2/14/2003	2,064,420
2,000,000		5.375%, 3/15/2002	2,008,340
6,000,000		6.750%, 8/15/2002	6,144,120
2,000,000		7.500%, 2/11/2002	2,003,460

		TOTAL	12,220,340

		Federal National Mortgage Association ARM--1.2%
5,593,322		6.111%, 5/1/2028	5,750,606

		Federal National Mortgage Association, Discount Notes--7.4%[1]
35,000,000		1.820% - 4.380%, 2/14/2002 - 8/9/2002	34,946,330

		Federal National Mortgage Association, Floating Rate Notes--5.7%[2]
2,000,000		1.630%, 2/26/2002	2,000,500
5,000,000		1.630%, 4/27/2002	5,000,600
1,000,000		1.705%, 2/8/2002	1,000,300
3,000,000		1.710%, 2/11/2002	3,000,300
10,000,000		1.716%, 2/7/2002	10,002,700
1,000,000		1.770%, 2/1/2002	1,000,310
5,000,000		1.788%, 2/1/2002	5,002,190

		TOTAL	27,006,900

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal National Mortgage Association REMIC--16.7%
$5,060,839		Series 2001-20-FE, 1.940%, 4/17/2031	$5,000,665
10,813,405		Series 1998-22-FA, 2.131%, 4/18/2028	10,838,816
6,845,701		Series 2001-11-FB, 2.131%, 4/18/2029	6,856,004
16,545,077		Series 2001-46-F, 2.131%, 9/18/2031	16,604,739
7,242,930		Series 2001-34-FL, 2.260%, 8/25/2031	7,265,260
4,929,019		Series 2000-9-FQ, 2.331%, 11/25/2023	4,969,916
2,369,084		Series 1993-220-FA, 2.538%, 11/25/2013	2,370,506
4,064,956		Series 1999-26-LA, 6.250%, 7/25/2016	4,129,955
2,602,435		Series 1997-14-PE, 6.350%, 12/18/2021	2,632,961
5,831,000		Series 1999-48-PA, 6.500%, 8/25/2012	6,000,682
12,000,000		Series 2000-39-AC, 7.000%, 9/25/2024	12,132,120
477,610		Series 1992-135-J, 7.500%, 2/25/2021	482,329

		TOTAL	79,283,953

		Government National Mortgage Association, Floating Rate Notes--2.6%[2]
8,153,512		2.141%, 2/18/2002	8,136,715
2,699,555		2.191%, 2/18/2002	2,701,283
1,691,294		2.391%, 2/18/2002	1,693,645

		TOTAL	12,531,643

		Student Loan Marketing Association, Discount Notes--1.0%[1]
5,000,000		1.820%, 7/1/2002	4,965,500

		TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $350,965,383)	351,812,159

		U.S. TREASURY--3.5%
16,630,650		United States Treasury Notes, 3.625%, 7/15/2002 (identified cost $16,793,993)	16,788,309

Principal Amount			Value
		REPURCHASE AGREEMENTS--22.1%[3]
$20,000,000		BNP Paribas Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	$20,000,000
5,000,000	[4]	Credit Suisse First Boston Corp., 1.650%, dated 1/16/2002, due 2/19/2002	5,000,000
20,000,000		Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
20,000,000		J.P. Morgan Chase Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
20,000,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
5,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/7/2002	5,000,000
5,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/14/2002	5,000,000
9,422,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	9,422,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	104,422,000

		TOTAL INVESTMENTS (IDENTIFIED COST $472,181,376)[5]	$473,022,468

1 Discount rate at time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $472,181,376. The net unrealized appreciation of investments on a federal tax basis amounts to $841,092 which is comprised of $975,718 appreciation and $134,626 depreciation at January 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($473,674,322) at January 31, 2002.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$104,422,000
Investments in securities	368,600,468

Total investments in securities, at value (identified cost $472,181,376)		$473,022,468
Cash		747
Income receivable		1,586,607
Receivable for shares sold		12,763

TOTAL ASSETS		474,622,585

Liabilities:
Payable for shares redeemed	5
Income distribution payable	876,626
Payable for share registration costs	19,929
Payable for auditing fees	16,436
Accrued expenses	35,267

TOTAL LIABILITIES		948,263

Net assets for 237,962,316 shares outstanding		$473,674,322

Net Assets Consist of:
Paid in capital		$474,652,224
Net unrealized appreciation of investments		841,092
Accumulated net realized loss on investments		(1,761,231)
Distributions in excess of net investment income		(57,763)

TOTAL NET ASSETS		$473,674,322

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$382,463,146 ÷ 192,148,296 shares outstanding		$1.99

Institutional Service Shares:
$91,211,176 ÷ 45,814,020 shares outstanding		$1.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$6,068,199

Expenses:
Investment adviser fee		$775,970
Administrative personnel and services fee		145,961
Custodian fees		13,923
Transfer and dividend disbursing agent fees and expenses		33,861
Directors'/Trustees' fees		7,871
Auditing fees		29,340
Legal fees		2,745
Portfolio accounting fees		57,477
Shareholder services fee--Institutional Service Shares		96,522
Share registration costs		42,512
Printing and postage		12,462
Insurance premiums		923
Miscellaneous		9,220

TOTAL EXPENSES		1,228,787

Waivers:
Waiver of investment adviser fee	$(637,837)
Waiver of shareholder services fee--Institutional Service Shares	(57,913)

TOTAL WAIVERS		(695,750)

Net expenses			533,037

Net investment income			5,535,162

Realized and Unrealized Gain on Investments:
Net realized gain on investments			79,587
Net change in unrealized appreciation of investments			14,731

Net realized and unrealized gain on investments			94,318

Change in net assets resulting from operations			$5,629,480

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,535,162	$9,245,352
Net realized gain on investments	79,587	251,931
Net change in unrealized appreciation of investments	14,731	810,802

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,629,480	10,308,085

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,483,417)	(7,816,841)
Institutional Service Shares	(1,077,245)	(1,471,009)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,560,662)	(9,287,850)

Share Transactions:
Proceeds from sale of shares	520,487,634	208,972,624
Net asset value of shares issued to shareholders in payment of distributions declared	3,018,800	6,333,449
Cost of shares redeemed	(254,548,403)	(145,972,679)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	268,958,031	69,333,394

Change in net assets	269,026,849	70,353,629

Net Assets:
Beginning of period	204,647,473	134,293,844

End of period	$473,674,322	$204,647,473

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$1.99	$1.98	$1.99	$2.00	$2.00	$2.00
Income From Investment Operations:
Net investment income	0.03	0.12	0.12	0.10	0.11	0.01
Net realized and unrealized gain (loss) on investments	--	0.01	(0.01)	(0.01)	(0.00)	(0.00)

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.13	0.11	0.09	0.11	0.01

Less Distributions:
Distributions from net investment income	(0.03)	(0.12)	(0.12)	(0.10)	(0.11)	(0.01)
Distributions from net realized gain on investments	--	--	--	(0.00)	(0.00)	--

TOTAL DISTRIBUTIONS	(0.03)	(0.12)	(0.12)	(0.10)	(0.11)	(0.01)

Net Asset Value, End of Period	$1.99	$1.99	$1.98	$1.99	$2.00	$2.00

Total Return[3]	1.54%	6.57%	5.58%	4.87%	5.86%	0.34%

Ratios to Average Net Assets:
Expenses	0.25%[4]	0.25%	0.25%	0.25%	0.15%	0.00%[4]

Net investment income	2.87%[4]	5.88%	5.93%	5.20%	5.62%	5.75%[4]

Expense waiver/reimbursement[5]	0.33%[4]	0.35%	0.34%	0.36%	0.63%	77.80%[4]

Supplemental Data:
Net assets, end of period (000 omitted)	$382,463	$157,938	$122,038	$186,362	$117,932	$11,100

Portfolio turnover	31%	101%	132%	278%	145%	0%

1 Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997, all income was distributed to the administrator.

2 Amounts represent less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.99	$1.98	$1.98
Income From Investment Operations:
Net investment income	0.03	0.11	0.10
Net realized and unrealized gain (loss) on investments	--	0.01	(0.00)

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.12	0.10

Less Distributions:
Distributions from net investment income	(0.03)	(0.11)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.98

Total Return[3]	1.49%	6.46%	5.07%

Ratios to Average Net Assets:
Expenses	0.35%[4]	0.35%	0.35%[4]

Net investment income	2.77%[4]	5.45%	6.06%[4]

Expense waiver/reimbursement[5]	0.48%[4]	0.50%	0.51%[4]

Supplemental Data:
Net assets, end of period (000 omitted)	$91,211	$46,710	$12,256

Portfolio turnover	31%	101%	132%

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Amounts represent less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of one diversified portfolio, Federated Government Ultrashort Fund (the "Fund"). The investment objective of the Fund is current income.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At July 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,840,818, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,426,924

2009	$ 413,894

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002		Year Ended 7/31/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	199,324,025	$396,654,810	76,059,763	$151,105,294
Shares issued to shareholders in payment of distributions declared	1,251,686	2,490,856	2,887,658	5,736,597
Shares redeemed	(87,774,869)	(174,671,989)	(61,242,245)	(121,820,888)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	112,800,842	$224,473,677	17,705,176	$35,021,003

	Six Months Ended 1/31/2002		Year Ended 7/31/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	62,227,550	$123,832,824	29,118,493	$57,867,330
Shares issued to shareholders in payment of distributions declared	265,299	527,944	300,095	596,852
Shares redeemed	(40,138,902)	(79,876,414)	(12,146,747)	(24,151,791)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	22,353,947	$44,484,354	17,271,841	$34,312,391

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	135,154,789	$268,958,031	34,977,017	$69,333,394

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund `s investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee (Institutional Service Shares only)

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the items of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. For the year ended July 31, 2001, the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive at any time at its sole discretion. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2002, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the six months ended January 31, 2002, were as follows:

Purchases	$261,333,765

Sales	$90,404,311

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G02287-05 (3/02)